Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

Fair Value of Financial Assets as of June 30, 2012

	Balances, at	Quoted Prices in	Significant Other Observable	Significant Other Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:

Cash	$231,400	$231,400	$—	$—

Investments held in Trust Account	80,244,448	80,244,448

Total	$80,475,848	$80,475,848	$—	$—

Fair Value of Financial Assets as of June 30, 2011

	Balances, at	Quoted Prices in	Significant Other Observable	Significant Other Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:

Cash	$84,042	$84,042	$—	$—

Total	$84,042	$84,042	$—	$—